LIQUIDITY AND FINANCIAL CONDITION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Going Concern Disclosure [Abstract]
Going Concern Disclosure [Text Block]
NOTE 2.   LIQUIDITY AND FINANCIAL CONDITION

As of March 31, 2014, the Company had a working capital deficiency and stockholders’ deficiency of $1,125,816 and $982,292, respectively.  The Company has not generated any revenues and has incurred net losses of $5,136,813 during the period from July 24, 2007 (Inception) through March 31, 2014.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company's main source of operating funds since inception have been contributions from its founders and debt and equity financings.  Subsequent to March 31, 2014, the Company has raised aggregate gross proceeds of $550,000 in connection with the private placement of common stock and warrants.  The Company intends to raise additional capital through private debt and equity investors. The Company is currently a development stage enterprise and there is no assurance that it will be successful in raising any additional funds or that any future funds raised will be sufficient to enable the Company to fully complete its development activities or attain profitable operations. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business.  The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.  The financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 2.   LIQUIDITY AND FINANCIAL CONDITION

As of December 31, 2013, the Company had a working capital deficiency and stockholders’ equity of $114,504 and $34,172, respectively.  Through December 31, 2013, the Company has not generated any revenues and has incurred net losses of $4,736,867 during the period from July 24, 2007 (Inception) through December 31, 2013.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company's main source of operating funds since inception has been its contributions from its founders and debt and equity financings.  The Company intends to raise additional capital through private debt and equity investors. The Company is currently a development stage enterprise and there is no assurance that it will be successful in raising any additional funds or that any future funds raised will be sufficient to enable the Company to fully complete its development activities or attain profitable operations. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business.  The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.  The financial statements do not include any adjustment that might result from the outcome of this uncertainty.